AFL-CIO HIT

COMPETITIVE RETURNS
UNION CONSTRUCTION JOBS
HOUSING FINANCE

HIT's Massachusetts Investments (since inception)

58	12	$931.5M	19.6M	6,470	$4.9B
Projects	Cities Across Massachusetts	Invested or Allocated	Hours of Union Construction Work	Units of Housing (89% affordable)	Total Economic Impact



City/ Project	Total Units	Commitment/ Allocation	TDC
Attleboro	**160**	**$2,503,600**	**$9,591,445**
Hope Gardens	160	$2,503,600	$9,591,445
Boston	**4,782**	**$798,567,898**	**$2,072,628,988**
95 Saint	115	$51,940,400	$66,685,759
225 Centre Street	103	$15,415,000	$64,187,051
Adams Square Assisted Living	100	$8,049,700	$8,854,670
Back of the Hill	125	$4,000,000	$27,356,765
Bay View Residence	67	$4,048,894	$4,453,783
Blackstone Apartments	145	$42,804,660	$72,800,962
Boston Back Bay Board & Care	85	$8,985,400	$9,883,940
Building 104	46	$3,969,000	$4,365,900
Casa Maria Apartments	85	$2,000,000	$21,749,710
Charlesview Apartments	240	$58,200,000	$152,000,000
Concord Street Elderly Housing (Anna Bissonnette House)	41	$500,000	$5,641,870
Cote Village	76	$20,116,000	$49,049,428
Dudley Municipal Center	-	$7,500,000	$115,853,503
Flat 9 at Whittier Phase 3	119	$26,645,000	$125,475,018
Franklin Hill 1B	24	$300,000	$12,491,787
Franklin Park Apartments	220	$25,672,000	$34,000,000
Franklin Square Apartments	193	$47,330,000	$75,462,270
Georgetowne Homes One	601	$70,392,000	$201,565,948
Georgetowne Homes Two	366	$45,456,000	$123,637,753
Hemenway Apartments	183	$3,750,969	$14,370,193
Horizons Watermark	-	$8,000,000	$63,342,427
Lowell Square/West End Place	183	$12,122,000	$31,737,494
Lucerne Gardens	48	$1,050,000	$1,155,000
Maverick Landing	92	$2,016,630	$28,758,581
Mildred Hailey 1A	100	$14,040,000	$105,275,177
Mildred Hailey 1B	123	$16,020,000	$88,887,626
Oak Street Terrace	88	$5,016,300	$5,517,930
Old Colony Phase One	116	$26,700,000	$56,844,708
Old Colony Phase Three A	135	$47,880,000	$64,040,973
Old Colony Phase Three B	115	$42,449,000	$61,054,733
Old Colony Phase Three C	55	$36,430,000	$26,506,507

City/ Project	Total Units	Commitment/ Allocation	TDC
Boston *(continued)*			
Old Colony Phase Two A	45	$12,435,000	$22,211,272
Old Colony Phase Two B	84	$21,050,000	$39,236,796
Old Colony Phase 4	104	$27,432,000	$84,684,476
Old Colony Phase 5	104	$25,993,000	$78,109,976
Rollins Square	184	$30,215,245	$46,800,000
South Cove Manor	100	$4,033,700	$4,437,070
The Carruth	116	$5,110,000	$48,624,416
Washington Beech	56	$13,500,000	$25,517,516
Cambridge	**135**	**$22,500,000**	**$34,668,000**
University Park at MIT	135	$22,500,000	$34,668,000
Chelsea	**82**	**$5,408,000**	**$5,948,800**
Cottage Manor Nursing Home	82	$5,408,000	$5,948,800
Holyoke	**-**	**$5,600,000**	**$78,795,740**
Massachusetts Green High Performance Computing Center	-	$5,600,000	$78,795,740
Lynn	**141**	**$20,374,290**	**$34,694,857**
Gateway North	71	$19,444,000	$31,130,857
Rolfe House	70	$930,290	$3,564,000
Mashpee	**56**	**$2,440,055**	**$9,348,000**
Asher's Path	56	$2,440,055	$9,348,000
New Bedford	**129**	**$16,420,000**	**$31,195,797**
Regency Tower	129	$16,420,000	$31,195,797
Newburyport	**101**	**$1,760,086**	**$6,743,000**
Heritage House	101	$1,760,086	$6,743,000
Quincy	**223**	**$5,450,000**	**$47,288,011**
Squantum Gardens	223	$5,450,000	$47,288,011
Springfield	**-**	**$9,000,000**	**$21,561,650**
Caring Health Center	-	$9,000,000	$21,561,650
Various Cities	**500**	**$27,235,000**	**$27,235,000**
MassHousing Pooled Deals	500	$27,235,000	$27,235,000
Worcester	**161**	**$14,234,417**	**$45,274,622**
Bet Shalom I	71	$4,114,417	$4,571,574
Hadley Building Apartment	45	$1,120,000	$15,827,868
YWCA of Central Massachusetts	45	$9,000,000	$24,875,180
Total	**6,470**	**$931,493,346**	**$2,424,974,110**

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of December 31, 2023. Economic impact data is in 2022 dollars and all other figures are nominal.

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. Investors may view the HIT's current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.

The projects shown here may not reflect HIT's current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT's current portfolio; (ii) other assets in the HIT's current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT's portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

AFL-CIO HOUSING INVESTMENT TRUST
1227 25th Street, NW Suite 500 | Washington, DC 20037 | 202.331.8055
www.aflcio-hit.com